Significant accounting policies - Text Details (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2019	Jan. 01, 2018
Significant accounting policies - Text Details (Detail) [Line Items]
Basic earnings (loss) per share from continuing operations	[1]		€ 1.41		€ 1.10		€ 0.90
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[2]		€ 1.39		€ 1.08	[3]	€ 0.89	[3]
Fair value gain (loss) that would have been recognised in profit or loss if financial assets had not been reclassified out of fair value through other comprehensive and into income fair value through profit or loss, initial application of IFRS 9										€ 4
Fair value loss on the reclassified investments, initial application of IFRS 9			€ (3)
Charges to cash flow hedge reserve on forward contracts			6
Revenue			18,121	[4]	€ 17,780		€ 17,422
Right-of-use assets									€ 760
Lease liabilities									800
Deferred tax assets			1,828		€ 1,598					1,593
Finance lease assets and liabilities			330
Financial effect of transition to new IFRS
Significant accounting policies - Text Details (Detail) [Line Items]
Deferred tax assets									5
IFRS 15 - Costs of obtaining a contract [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Impact on equity										57
IFRS 15 - Royalty income [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Impact on equity										27
Deferred revenue recorded as an increase in retained earnings										25
IFRS 15 - Royalty income [Member] | Associates [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Deferred revenue recorded as an increase in retained earnings										7
IFRS 15 [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Costs Of Obtaining Contract Gross Impact										75
Costs to obtain contract tax impact										17
IFRS 16 [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Impact on equity									€ 35
Cancellable operating lease commitments			€ 870
Expected increase in operating cash flows and expected decrease in financing cash flows		€ 150
IFRS 9 adoption impact [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Reclassify investments from available-for-sale to FVTPL										587
Factored trade receivables were transferred from measurement at amortized cost to measurement at FVTOCI										47
IFRS 9 adoption impact [member] | Financial assets at fair value through profit or loss, category [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Reclassify investments from available-for-sale to FVTPL										€ 77
Bottom of range [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights			20.00%		20.00%
Top of range [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights			50.00%		50.00%
As per IAS 18 [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Revenue			€ 18,070
Before restatement [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Basic earnings (loss) per share from continuing operations					€ 0.88		€ 0.86
Diluted earnings (loss) per share from continuing operations attributable to shareholders					€ 0.86		€ 0.85

[1]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[4]	Represents revenue from external customers as required by IFRS 8 Operating Segments.